INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES
NOTE 7:-	INVESTMENTS IN AFFILIATED COMPANIES

	December 31,
	2012	2011

Investment in QRay Ltd. (QRay) (1)	$-	$200
Investment in Juvenis Ltd. (Juvenis) (2)	1,000	-

	$1,000	$200

(1)
The Company invested $1,050 in QRay in consideration of 9% of QRay's share capital. During 2010, the Company wrote down the carrying amount of the investment in QRay from $1,050 to its fair value of $200. During 2012 the Company wrote down its entire investment in QRay to its fair value of $0. The impairments charges were included in "other expenses (income), net" in operating expenses in the Statements of Operations

(2)
On March 15, 2012, Syneron invested in Juvenis, an Israel-based company focused on commercializing advanced biopolymer compounds for use in aesthetic tissue augmentation. Under terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash, with potential additional development milestone payments totaling $3,000.